Trade and other payables - Narrative (Details) - Gulf of Mexico Oil Spill $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) participant	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Number of gulf coast states approved by the federal district court included in the agreements (state) | participant	5
Cash Flows From (Used In) Operating Activities, Before Tax	$ 1,280	$ 1,370	$ 1,484
Natural Resource Damages
Disclosure of financial liabilities [line items]
Other payables	3,782
State Claims
Disclosure of financial liabilities [line items]
Other payables	2,098
Clean Water Act Penalties
Disclosure of financial liabilities [line items]
Other payables	$ 2,812